Nature of the Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Nature of the Business and Basis of Presentation

1. Nature of the Business

Pulmatrix, Inc. (“Pulmatrix” or the “Company”) was incorporated in 2013 as a Delaware corporation. The Company is a biopharmaceutical company that has focused on the development of a novel inhaled therapeutic products intended to prevent and treat migraine and respiratory diseases with important unmet medical needs using its patented iSPERSE™ technology. The Company’s proprietary dry powder delivery platform, iSPERSE™, is engineered to deliver small, dense particles with highly efficient dispersibility and delivery to the airways, which can be used with an array of dry powder inhaler technologies and can be formulated with a variety of drug substances.

Agreement and Plan of Merger and Reorganization

On November 13, 2024, Pulmatrix and Cullgen Inc., a Delaware corporation (“Cullgen”) entered into an Agreement and Plan of Merger and Reorganization, as amended by Amendment No. 1 thereto on April 7, 2025 (the “Merger Agreement”), pursuant to which, among other matters, PCL Merger Sub, Inc., a direct wholly owned subsidiary of Pulmatrix (“Merger Sub”), will merge with and into Cullgen, with Cullgen surviving as a wholly owned subsidiary of Pulmatrix, and the surviving corporation of the merger (the “Merger”).

Pursuant to the Merger Agreement, prior to the closing of the Merger (the “Closing”), Pulmatrix currently expects to declare a cash dividend to the pre-Merger Pulmatrix stockholders equal in the aggregate to Pulmatrix’s reasonable, good faith approximation of the amount by which Pulmatrix’s net cash (as determined pursuant to the Merger Agreement) will exceed $2.5 million, subject to certain adjustments and limitations (such excess amount, the “Cash Dividend”).

Subject to the terms and conditions of the Merger Agreement, at the Closing, (a) each then-outstanding share of Cullgen common stock other than dissenting shares, will be converted into the right to receive a number of shares of Pulmatrix common stock calculated in accordance with the Merger Agreement (the “Exchange Ratio”), (b) each then-outstanding share of Cullgen preferred stock, other than dissenting shares, will be converted into the right to receive a number of shares of Pulmatrix common stock equal to the number of shares of Cullgen common stock issuable upon conversion of each share of Cullgen preferred stock multiplied by the Exchange Ratio and (c) each then-outstanding option to purchase Cullgen common stock, whether vested or unvested, will be assumed by Pulmatrix, subject to adjustment to reflect the Exchange Ratio as set forth in the Merger Agreement.

In connection with the Merger: (i) each share of Pulmatrix common stock that is issued and outstanding at the Effective Time (as defined below) of the Merger will remain issued and outstanding and such shares, subject to the proposed Pulmatrix reverse stock split, will be unaffected by the Merger; (ii) each option to acquire shares of Pulmatrix common stock outstanding but then not vested or exercisable shall be accelerated in full; (iii) each option to acquire shares of Pulmatrix common stock with an exercise price per share greater than $10.00 per share shall be cancelled for no consideration; (iv) each option to acquire shares of Pulmatrix common stock with an exercise price less than or equal to the Pulmatrix Closing Price (as defined herein) will be converted into the right to receive the number of shares underlying such Pulmatrix option, reduced as set forth in the Merger Agreement; (v) each option to acquire shares of Pulmatrix common stock with an exercise price greater than the volume weighted average closing trading price of a share of Parent Common Stock on Nasdaq for the five (5) consecutive trading days ending three (3) trading days immediately prior to the Closing Date as reported by Bloomberg L.P. (the “Pulmatrix Closing Price”), but less than $10.00 per share, will remain outstanding; and (vi) each warrant to acquire shares of Pulmatrix common stock that is outstanding and unexercised immediately prior to the Effective Time of the Merger shall survive the Closing and remain outstanding in accordance with its terms; provided that the holders of any such warrants which remain outstanding following closing may elect to require Pulmatrix to pay such holders cash in exchange for the termination of the remaining unexercised portion of such warrants if contemplated by the terms of such warrants.

Under the Exchange Ratio formula in the Merger Agreement, upon the Closing, on a pro forma basis and based upon the number of shares of Pulmatrix common stock expected to be issued in the Merger, pre-Merger Cullgen stockholders will own approximately 96.4% of the combined company and pre-Merger Pulmatrix stockholders will own approximately 3.6% of the combined company on a fully-diluted basis (excluding out-of-the-money options and warrants and any shares reserved for future grants under Pulmatrix’s equity incentive plans). Under certain circumstances further described in the Merger Agreement, the ownership percentages may be adjusted upward or downward based on Pulmatrix’s net cash at the Closing.

The Exchange Ratio assumes (i) a valuation for Pulmatrix of $10.5 million (comprised of $8 million in enterprise value and $2.5 million in cash) and (ii) a valuation for Cullgen of $280.0 million. The Exchange Ratio is also based on the relative capitalization of each of Pulmatrix and Cullgen, for which, for the purposes of calculating the Exchange Ratio, the shares of Pulmatrix common stock underlying Pulmatrix’s in-the-money stock options outstanding immediately prior to the time of the Closing (the “Effective Time”), as adjusted to take into account the Cash Dividend will be deemed outstanding, and all shares of Cullgen common stock underlying outstanding Cullgen’s stock options will be deemed outstanding, subject to certain exceptions as set forth in the Merger Agreement.

On June 16, 2025, the Company held a special meeting in lieu of the annual meeting of Pulmatrix stockholders, at which the Company’s stockholders approved the Merger and related proposals. The Closing is subject to other customary closing conditions, including Nasdaq’s approval of the listing of the shares of Pulmatrix common stock to be issued in connection with the Merger and approval from the China Securities Regulatory Commission (“CSRC”) pursuant to the Trial Administrative Measures of Overseas Securities Offering and Listing by Domestic Enterprises (the “Trial Measures”), No. 1 to No. 6 Supporting Guidance Rules, the Notice on Administration Arrangements for the Filing of Overseas Listings by Domestic Enterprises and the relevant CSRC Answers to Reporter Questions on the official website of the CSRC. These regulations established a filing-based regime to regulate overseas offerings and listings by Chinese domestic companies. As of the date of this filing, Pulmatrix has not yet received approval from the CSRC to complete the Merger. As previously disclosed, on August 1, 2025, Pulmatrix and Cullgen, as provided for in the Merger Agreement, mutually agreed to extend the “End Date”, a term defined in the Merger Agreement, by 60 days from August 13, 2025, to October 12, 2025. The Merger Agreement does not have a defined term and does not terminate on the “End Date”. The “End Date” is simply the date at which certain termination options become available to either party.

On December 17, 2025, the Company, Cullgen and PLC Merger Sub, Inc. (collectively, the “Parties”) entered into a mutual waiver agreement (the “Waiver Agreement”), pursuant to which the Parties agreed to mutually waive compliance with Section 5.4 of the Merger Agreement, which such provision imposes restrictions on each party during the Pre-Closing Period (as defined in the Merger Agreement). Except as expressly waived pursuant to the Waiver Agreement, the Merger Agreement remains in full force and effect in all respects, and no other provision of the Merger Agreement has otherwise been amended, waived, or modified.

If the Merger is completed, the business of Cullgen will continue as the business of the combined company. Concurrent with the Merger, the Company will seek to monetize its intellectual property, including iSPERSE™ and its clinical assets (the “Asset Sale”).

The Company’s future operations are highly dependent on the success of the Merger and there can be no assurances that the Merger will be successfully consummated. There can be no assurance that the strategic review process or any transaction relating to a specific asset, including the Merger and any Asset Sale, will result in the Company pursuing such a transaction, or that any transactions, if pursued, will be completed on terms favorable to Pulmatrix and its stockholders in the existing Pulmatrix entity or any possible entity that results from a combination of entities. If the strategic review process is unsuccessful, and if the Merger is not consummated, the Company’s board of directors may decide to pursue a dissolution and liquidation in the future.

Eos SENOLYTIXS Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Nature of the Business and Basis of Presentation

1.	NATURE OF THE BUSINESS AND BASIS OF PRESENTATION

Eos SENOLYTIX, Inc. (the “Company” or “Eos” or “We”) was incorporated in the State of Delaware on October 15, 2024.

Eos is a biotechnology company focused on developing first-in-class gerotherapeutic peptide medicines that target the underlying biological mechanisms of aging. Eos’s lead clinical candidates, PTC-2105 and PTC-2107, are powered by the Company’s proprietary MitoXcel™ Technology, a platform designed to precisely target the universal decline in the mitochondrial membrane potential (MMP), also called the “Δψm” that occurs across all cells as they age. Both proprietary geropeptides have demonstrated the ability to rejuvenate naturally aged mice via two separate mechanisms, both via a single, aging-specific target. These two mechanisms include (1) the return of the efficiency of mitochondrial function in aging cells almost immediately back to their younger, more efficient phenotype, and (2) the profound elimination of senescent cells throughout every organ in the body, including the brain, reducing their negative systemic inflammatory effects. Extensive preclinical studies suggest the MitoXcel™ platform may be a broad gerotherapeutic that improves body composition, increasing lean muscle mass, and enhancing physical function in aging animals. By targeting fundamental processes driving aging and aging-related diseases, the Company is pursuing a unique therapeutic opportunity to intervene in the aging process in ways that were once thought impossible.

The Company’s principal office is located in Houston, Texas.

Risks and uncertainties

The Company is subject to risks common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.

Financial Statements

The accompanying unaudited interim financial statements of Eos SENOLYTIX, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments considered necessary for a fair presentation of the financial position, results of operations and cash flows for the periods presented, consisting only of normal recurring adjustments, have been included.

The accompanying unaudited interim financial statements have been prepared on a basis consistent with the audited financial statements and related notes thereto for the year ended December 31, 2025 included elsewhere in this Registration Statement. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to SEC rules and regulations. Accordingly, these interim financial statements should be read in conjunction with the audited financial statements and related notes thereto for the year ended December 31, 2025 included elsewhere in this Registration Statement.

The results of operations for the three and six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the full fiscal year ending December 31, 2026 or any other future interim or annual period.

1.	NATURE OF THE BUSINESS AND BASIS OF PRESENTATION

Eos SENOLYTIX, Inc. (the “Company” or “Eos” or “We”) was incorporated in the State of Delaware on October 15, 2024.

Eos is a biotechnology company focused on developing novel and differentiated gerotherapeutic peptide medicines that target the underlying biological mechanisms of aging. Eos’s lead clinical candidates, PTC-2105 and PTC-2107, are powered by the Company’s proprietary MitoXcel™ Technology, a platform designed to precisely target the universal decline in the mitochondrial membrane potential (MMP), also called the “Δψm” that occurs across all cells as they age. Both proprietary geropeptides have demonstrated the ability to rejuvenate naturally aged mice via two separate mechanisms, both via a single, aging-specific target. These two mechanisms include (1) the return of the efficiency of mitochondrial function in aging cells almost immediately back to their younger, more efficient phenotype, and (2) the profound elimination of senescent cells throughout every organ in the body, including the brain, reducing their negative systemic inflammatory effects. Extensive preclinical studies suggest the MitoXcel™ platform may be a broad gerotherapeutic that improves body composition, increasing lean muscle mass, and enhancing physical function in aging animals. By targeting fundamental processes driving aging and aging-related diseases, the Company is pursuing a unique therapeutic opportunity to intervene in the aging process in ways that were once thought impossible.

The Company’s principal office is located in Houston, Texas.

The Company is subject to risks common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and clinical development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).